GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill as of December 31, 2010 and 2011 are as follows:

	December 31,
	2011	2010

Goodwill, beginning of year	$6,133	$6,313
Revaluation (foreign currency exchange differences)	(63)	(180)
Acquisition of RepliWeb	6,941	-

Goodwill, end of year	$13,011	$6,133

b.	Other intangible assets, net

Net other intangible assets consisted of the following:

	December 31,
	2011	2010
Original amount:
Software development costs	$22,272	$22,272
Core Technology	2,166	-
Customers relationship	1,035	-

	25,473	22,272
Accumulated amortization:
Software development costs	22,112	21,776
Core Technology	220	-
Customers relationship	287	-

	22,619	21,776
Other Intangible assets ,net:
Software development costs	160	496
Core Technology	1,946	-
Customers relationship	748	-

	$2,854	$496

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

December 31

2012	$985
2013	746
2014	617
2015	362
2016	144

$2,854